FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
FINANCIAL AND CAPITAL RISK MANAGEMENT
Facilities utilized		¥ 82,666
Banking facilities subject to renewal during the next 12 months		56,104
Unutilized banking facilities, renewal term	12 months
Liquidity risk | Banking facilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Total banking facilities		152,080		¥ 134,235
Facilities utilized		69,414		61,980
Banking facilities subject to renewal during the next 12 months		56,104		67,510
Unutilized banking facilities, renewal term	12 months
Liquidity risk | Futures contracts | Banking facilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Total banking facilities	$ 20	131	$ 120	832
Facilities utilized	$ 2	¥ 13	$ 50	¥ 344